CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Net Income (Loss)
Revenues	$ 4,590	$ 0	$ 31,659	$ 0	$ 35,409
General & Administrative
Depreciation	383	116	766	116	1,593
Consulting	54,183	0	88,146	0	196,946
Rent	0	0	0	0	31,463
General and administrative	9,317	96	57,010	96	96,467
Total Expenses	63,883	212	145,921	212	326,471
Loss from operations	(59,293)	(212)	(114,262)	(212)	(291,062)
Other Income and Expenses
Interest, net	(30,423)	0	(35,249)	0	(40,361)
Net income (loss)	$ (89,716)	$ (212)	$ (149,511)	$ (212)	$ (331,422)
Earnings Per Share:
Net loss per common share (basic and diluted)	$ (0.003)	$ 0.000	$ (0.005)	$ 0.000	$ 0.000